Description of Business and Organization - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 13, 2024	Sep. 13, 2024	Sep. 11, 2024	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Incorporation date					Dec. 16, 2021
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 19,100,000
American Depositary Shares | IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of new shares			3,333,335
Issuance of new shares per share			$ 6.2
American Depositary Shares | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Issuance of new shares	128,888
Issuance of new shares per share	$ 6.2	$ 6.2
Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Shares issued					2,160,310,915	1,636,807,084
Class A Ordinary Shares | IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of new shares			133,333,400
Beijing X-Charge Technology Co Ltd
Subsidiary, Sale of Stock [Line Items]
Equity method investment ownership percentage					100.00%
Percentage of canceled equity interests				7.2199%
Beijing X-Charge Technology Co Ltd | 2023 Share Incentive Plan
Subsidiary, Sale of Stock [Line Items]
Percentage of canceled equity interests				7.2199%
Cancellation of ordinary shares outstanding				$ 150,000,000
Next EV Limited
Subsidiary, Sale of Stock [Line Items]
Shares issued				419,970,000
Future EV Limited
Subsidiary, Sale of Stock [Line Items]
Shares issued				236,230,500